Freight Tax and Other Tax Expense Freight Tax and Other Tax Expense (Notes)	9 Months Ended
Sep. 30, 2019
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities on the Company's consolidated balance sheets:

	Nine Months Ended September 30
	2019 $	2018 $
Balance of unrecognized tax benefits as at January 1	32,059	26,054
Increases for positions related to the current year	2,067	2,099
Changes for positions taken in prior years	2,114	1,852
Decreases related to statute of limitations	—	(93)
Balance of unrecognized tax benefits as at September 30	36,240	29,912

The Company does not presently anticipate its uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions of the trading activity of its vessels. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include legal advice as to applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.